Intangible Assets, Net - Summary of Group's Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Total of gross carrying amount	¥ 71,398		¥ 61,212
Total accumulated amortization	(26,313)		(9,233)
Intangible assets, net	45,085	$ 6,476	51,979
License [Member]
Finite-Lived Intangible Assets [Line Items]
Total of gross carrying amount	32,000		32,000
Total accumulated amortization	(3,556)		(1,422)
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Total of gross carrying amount	30,021		20,922
Total accumulated amortization	(17,689)		(5,180)
Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Total of gross carrying amount	5,120		5,120
Total accumulated amortization	(1,613)		(1,271)
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total of gross carrying amount	3,125		2,038
Total accumulated amortization	(2,756)		(888)
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Total of gross carrying amount	1,132		1,132
Total accumulated amortization	¥ (699)		¥ (472)